Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 1	$ (14,010,720)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 2	(11,575,515)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 3	(21,875)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 4	1,620
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 5	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 6	(21,875)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 7	1,620
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 8	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 9	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 10	(272,039)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 11	(196,306)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 12	(272,039)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 13	(196,306)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 14	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 15	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 16	(60,380)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 17	(177,546)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 18	(60,380)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 19	(177,546)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 20	(354,294)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 21	$ (372,232)